RiverPark Large Growth Fund December 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.9%**
Communication Services – 19.6%
Alphabet, Cl A *	8,023	$1,121
Alphabet, Cl C *	7,988	1,126
Meta Platforms, Cl A *	4,865	1,722
Netflix *	2,960	1,441
Pinterest, Cl A *	23,542	872
Snap, Cl A *	44,854	759
Walt Disney	14,097	1,273
		8,314
Consumer Discretionary – 12.7%
Amazon.com *	12,136	1,844
Booking Holdings *	355	1,259
Lululemon Athletica *	960	491
McDonald's	1,290	382
NIKE, Cl B	9,825	1,067
Starbucks	3,239	311
		5,354
Consumer Staples – 2.6%
Costco Wholesale	1,003	662
PepsiCo	2,524	429
		1,091
Financials – 15.9%
Adyen ADR *	61,589	793
Blackstone, Cl A	10,457	1,369
Charles Schwab	18,630	1,282
KKR	11,579	959
Mastercard, Cl A	3,163	1,349
Visa, Cl A	3,809	992
		6,744
Health Care – 8.5%
Eli Lilly	1,092	637
Illumina *	3,740	521
Intuitive Surgical *	3,417	1,153
UnitedHealth Group	1,359	715
Zoetis, Cl A	2,939	580
		3,606
Industrials – 4.6%
Lockheed Martin	708	321
Uber Technologies *	26,403	1,625
		1,946
Information Technology – 31.5%
Adobe *	1,524	909
Apple	9,383	1,807
Autodesk *	3,732	909

Description	Shares	Value (000)
Datadog, Cl A *	5,982	$726
Five9 *	10,425	820
Intuit	1,709	1,068
Microsoft	5,750	2,162
NVIDIA	2,380	1,179
RingCentral, Cl A *	12,554	426
ServiceNow *	1,451	1,025
Shopify, Cl A *	18,291	1,425
Workday, Cl A *	3,111	859
		13,315
Real Estate – 0.5%
Equinix	257	207

Total Common Stock
(Cost $21,964) (000)		40,577

Total Investments — 95.9%
(Cost $21,964) (000)		$40,577

Percentages are based on Net Assets of $42,327 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2600

Wedgewood Fund December 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.4%**
Communication Services – 16.6%
Alphabet, Cl A *	16,786	$2,345
Meta Platforms, Cl A *	6,837	2,420
		4,765
Consumer Discretionary – 14.7%
Booking Holdings *	401	1,422
O'Reilly Automotive *	589	560
Pool	2,156	860
Tractor Supply	6,432	1,383
		4,225
Energy – 1.6%
Texas Pacific Land	299	470

Financials – 16.6%
PayPal Holdings *	31,248	1,919
S&P Global	1,615	711
Visa, Cl A	8,231	2,143
		4,773
Health Care – 9.7%
Edwards Lifesciences *	15,711	1,198
UnitedHealth Group	3,008	1,584
		2,782
Industrials – 8.6%
Copart *	34,202	1,676
Old Dominion Freight Line	1,958	793
		2,469
Information Technology – 29.6%
Apple	11,009	2,119
CDW	6,334	1,440
Microsoft	4,500	1,692
Motorola Solutions	5,017	1,571
Taiwan Semiconductor Manufacturing ADR	15,950	1,659
		8,481
Total Common Stock
(Cost $16,927) (000)		27,965

Total Investments — 97.4%
(Cost $16,927) (000)		$27,965

Percentages are based on Net Assets of $28,712 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2600

RiverPark Short Term High Yield Fund December 31, 2023 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 68.2%
Communication Services – 9.5%
Charter Communications Operating
7.289%, TSFR3M + 1.912%, 02/01/24 (a)		3,146	$3,146
4.500%, 02/01/24		20,910	20,877
Opnet
10.925%, EUR003M + 7.000%, 02/09/26 (a) (b)	EUR	19,254	21,388
TEGNA
4.750%, 03/15/26 (b)		11,464	11,167
Videotron
5.375%, 06/15/24 (b)		18,136	18,057
			74,635
Consumer Discretionary – 11.1%
Brinker International
5.000%, 10/01/24 (b)		1,600	1,587
Ford Motor Credit
3.810%, 01/09/24		27,111	27,099
Las Vegas Sands
3.200%, 08/08/24		15,620	15,328
Michael Kors USA
4.250%, 11/01/24 (b)		1,107	1,083
Travel + Leisure
5.650%, 04/01/24		106	106
TRI Pointe Group
5.875%, 06/15/24		16,585	16,604
Valvoline
4.250%, 02/15/30 (b)		25,331	25,161
			86,968
Consumer Staples – 6.5%
Chobani
7.500%, 04/15/25 (b)		19,515	19,434
Coty
6.500%, 04/15/26 (b)		8,464	8,462
Performance Food Group
6.875%, 05/01/25 (b)		22,480	22,589
			50,485
Energy – 19.1%
Calumet Specialty Products Partners
9.250%, 07/15/24 (b)		435	437
CrownRock
5.625%, 10/15/25 (b)		23,000	22,984

Description		Face Amount (000)‡	Value (000)
CVR Energy
5.250%, 02/15/25 (b)		21,537	$21,518
NGL Energy Partners
6.125%, 03/01/25		20,109	20,085
PDC Energy
5.750%, 05/15/26		35,760	35,720
Vital Energy
9.500%, 01/15/25		47,893	47,943
			148,687
Financials – 8.1%
Brookfield Finance
4.000%, 04/01/24		983	979
Enova International
8.500%, 09/01/24 (b)		12,731	12,731
Fairfax US
4.875%, 08/13/24 (b)		3,055	3,050
Kistefos
10.370%, NIBOR3M + 5.750%, 09/11/24 (a) (b)	NOK	19,600	1,953
StoneX Group
8.625%, 06/15/25 (b)		9,105	9,239
UBS Group
7.000%, USSW5 + 4.344%, 07/31/72 (a) (b)		35,625	35,637
			63,589
Health Care – 1.3%
Cannabist Holdings
13.000%, 05/14/24		3,088	3,082
9.500%, 02/03/26 (b)		8,000	6,760
			9,842
Industrials – 8.7%
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.204%, 04/25/24		3,644	3,615
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		4,964	4,686
Icahn Enterprises
4.750%, 09/15/24		49,836	49,562
IEA Energy Services
6.625%, 08/15/29 (b)		8,025	7,432
United Airlines Holdings
5.000%, 02/01/24		2,756	2,761
			68,056

RiverPark Short Term High Yield Fund December 31, 2023 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Information Technology – 1.6%
Broadcom
3.625%, 01/15/24	12,569	$12,558

Materials – 2.3%
Eastman Chemical
7.250%, 01/15/24	17,831	17,839

Total Corporate Obligations
(Cost $534,277) (000)		532,659

Commercial Paper — 21.0%
Communication Services – 4.0%
Rogers Communications
5.934%, 02/01/24 (c)	10,000	9,947
5.920%, 01/18/24 (c)	6,600	6,580
Walt Disney
5.600%, 02/01/24 (c)	15,000	14,922
		31,449
Consumer Discretionary – 3.4%
Bacardi Martini
5.991%, 01/17/24 (c)	9,000	8,972
General Motors Financials
5.764%, 02/14/24 (c)	8,000	7,940
5.707%, 01/10/24 (c)	9,500	9,483
		26,395
Consumer Staples – 4.1%
Conagra Brands
5.903%, 02/01/24 (c)	16,000	15,910
Walgreens Boots Alliance
6.291%, 01/10/24 (c)	15,588	15,557
		31,467
Industrials – 1.8%
L3Harris Technologies
5.774%, 02/12/24 (c)	14,250	14,150

Information Technology – 2.4%
Fidelity
5.674%, 01/08/24 (c)	10,633	10,617
Global Payments
6.011%, 01/05/24 (c)	1,350	1,348
Microchip Technology
5.627%, 01/12/24 (c)	6,991	6,976
		18,941
Materials – 5.3%
Albemarle
6.022%, 01/05/24 (c)	15,455	15,437

Description	Face Amount (000)‡/ Shares	Value (000)
FMC
6.132%, 01/12/24 (c)	11,886	$11,858
Glencore Funding
5.836%, 01/19/24 (c)	14,000	13,954
		41,249
Total Commercial Paper
(Cost $163,722) (000)		163,651

Convertible Bonds — 8.7%
Health Care – 2.1%
Intercept Pharmaceuticals
2.000%, 05/15/26	2,505	2,511
Jazz Investments I
1.500%, 08/15/24	14,552	14,185
		16,696
Information Technology – 6.6%
Alteryx
0.500%, 08/01/24	5,250	5,122
DocuSign
0.000%, 01/15/24(d)	46,122	46,123
		51,245
Total Convertible Bonds
(Cost $67,756) (000)		67,941

Special Purpose Acquisition Company — 0.0%
Common Stock– 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger Founder Shares, Cl A * (e) (f)	45,106	3

Total Special Purpose Acquisition Company
(Cost $–) (000)		3

Total Investments — 97.9%
(Cost $765,755) (000)		$764,254

RiverPark Short Term High Yield Fund December 31, 2023 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2023, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/04/24	EUR	19,768	USD	21,412	$(411)
Brown Brothers Harriman	01/04/24	NOK	20,331	USD	1,871	(131)
						$(542)

Percentages are based on Net Assets of $780,513 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2023, these securities amounted to $250,670 (000) or 32.1% of Net Assets.
(c)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(d)	Zero coupon security.
(e)	Level 3 security in accordance with fair value hierarchy. As of December 31, 2023, the total amount of Level 3 securities held by the Fund was $3 (000).
(f)	Security is fair valued.

Cl — Class
EUR — Euro
EUR003M — Three-Month Euribor
NIBOR — Norwegian Interbank Offered Rate
NOK — Norwegian Krone
Ser — Series
TSFR3M — Three-Month Secured Overnight Finance Rate

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2600

RiverPark Long/Short Opportunity Fund December 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 81.7%**
Communication Services – 18.6%
Alphabet, Cl A *	8,867	$1,239
Alphabet, Cl C *	8,769	1,236
Meta Platforms, Cl A *(a)	5,537	1,960
Netflix *	3,063	1,491
Pinterest, Cl A *	24,549	909
Snap, Cl A *	45,540	771
Walt Disney	14,203	1,282
		8,888
Consumer Discretionary – 11.8%
Amazon.com *	11,922	1,811
Booking Holdings *	371	1,316
Lululemon Athletica *	1,097	561
McDonald's	1,536	455
NIKE, Cl B	10,643	1,156
Starbucks	3,291	316
		5,615
Consumer Staples – 2.4%
Costco Wholesale	1,075	710
PepsiCo	2,710	460
		1,170
Financials – 11.4%
Adyen ADR *	61,475	792
Blackstone, Cl A	10,977	1,437
KKR	12,693	1,052
Mastercard, Cl A (a)	2,539	1,083
Visa, Cl A	4,130	1,075
		5,439
Health Care – 7.7%
Eli Lilly	919	536
Illumina *	3,972	553
Intuitive Surgical *	3,437	1,159
UnitedHealth Group	1,514	797
Zoetis, Cl A	3,327	657
		3,702
Industrials – 4.3%
Lockheed Martin	750	340
Uber Technologies *	27,930	1,720
		2,060
Information Technology – 25.0%
Adobe *	1,592	950
Apple	9,958	1,917
Autodesk *	3,834	934
Datadog, Cl A *	5,992	727

Description	Shares	Value (000)
Five9 *	10,828	$852
Intuit	1,757	1,098
Microsoft	6,522	2,453
NVIDIA (a)	268	133
ServiceNow *	1,484	1,048
Shopify, Cl A *	19,786	1,541
Workday, Cl A *(a)	980	271
		11,924
Real Estate – 0.5%
Equinix	306	246

Total Common Stock
(Cost $20,113) (000)		39,044

Total Investments — 81.7%
(Cost $20,113) (000)		$39,044

RiverPark Long/Short Opportunity Fund December 31, 2023 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2023 was as follows:

Long Exposure
							Net
							Unrealized
					Notional		Apprecation/
			Payment	Maturity	Amount	Value	(Depreciation)
Company Reference	Counterparty	Fund Pays	Frequency[1]	Date	(000)	(000)	(000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/01/2024	$ 1,131	$ 1,410	$ 279
Mastercard, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	07/09/2024	398	445	47
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/26/2024	492	886	394
Ringcentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/22/2024	538	471	(67)
Workday, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	10/30/2024	541	644	103
					$ 3,100	$ 3,856	$ 756

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	$(271)	$(394)	$(123)
Block Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/02/2025	(241)	(292)	(51)
Boston Properties	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(209)	(269)	(60)
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/26/2024	(360)	(444)	(84)
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/26/2024	(320)	(380)	(60)
Entegris	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(276)	(360)	(84)
Exact Sciences	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(278)	(313)	(35)
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/02/2025	(240)	(268)	(28)
Fidelity Natl Info Svcs	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(284)	(318)	(34)
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2024	(182)	(251)	(69)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(386)	(515)	(129)
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/23/2024	(1,150)	(1,260)	(110)
Iron Mountain Incorporated	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(338)	(402)	(64)
Ishares Expanded Tech - Software Sector ETF	Goldman Sachs International	USD-SOFR	-0.60%	Maturity	07/10/2024	(675)	(745)	(70)
Lyondellbasell Industries N.V., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(335)	(392)	(57)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(350)	(487)	(137)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/02/2025	(241)	(259)	(18)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(326)	(439)	(113)
Smartsheet, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(217)	(256)	(39)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.72%	Maturity	08/15/2024	(229)	(259)	(30)
Squarespace	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/24/2024	(334)	(374)	(40)
Surgery Partners	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(286)	(337)	(51)
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/30/2024	(299)	(375)	(76)
Twilio, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(284)	(383)	(99)
Ventas	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(211)	(261)	(50)
Wynn Resorts, Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(212)	(208)	4
						$(8,534)	$(10,241)	$(1,707)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $47,794 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
Ltd. — Limited
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

RPF-QH-001-2600

RiverPark/Next Century Growth Fund December 31, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.5%
Consumer Discretionary – 6.6%
Floor & Decor Holdings, Cl A *	131	$15
Global-e Online *	792	31
Kura Sushi USA, Cl A *	369	28
LGI Homes *	739	98
		172
Consumer Staples – 4.8%
Celsius Holdings *	1,620	88
Freshpet *	413	36
		124
Energy – 1.0%
Patterson-UTI Energy	1,103	12
Permian Resources, Cl A	1,113	15
		27
Financials – 7.6%
Flywire *	3,195	74
Kinsale Capital Group	296	99
Ryan Specialty Holdings, Cl A *	602	26
		199
Health Care – 23.0%
Alphatec Holdings *	5,033	76
Axonics *	1,185	74
Castle Biosciences *	619	13
Inspire Medical Systems *	168	34
Medpace Holdings *	86	26
Natera *	433	27
OrthoPediatrics *	968	32
Penumbra *	110	28
Progyny *	1,067	40
RxSight *	668	27
SI-BONE *	3,151	66
Tactile Systems Technology *	954	14
Tandem Diabetes Care *	916	27
TransMedics Group *	1,319	104
Treace Medical Concepts *	1,041	13
		601
Industrials – 25.6%
AeroVironment *	388	49
AerSale *	1,569	20
Astronics *	5,815	101
ExlService Holdings *	1,274	39
Hexcel	1,078	79
Knight-Swift Transportation Holdings, Cl A	447	26

Description	Shares	Value (000)
MYR Group *	194	$28
Paylocity Holding *	152	25
Quanta Services	138	30
RBC Bearings *	196	56
Saia *	232	102
Verra Mobility, Cl A *	4,899	113
		668
Information Technology – 28.9%
Aehr Test Systems *	449	12
Agilysys *	383	32
Appfolio, Cl A *	183	32
Braze, Cl A *	391	21
Clearwater Analytics Holdings, Cl A *	1,164	23
Credo Technology Group Holding *	1,583	31
Endava ADR *	192	15
Five9 *	538	42
Guidewire Software *	251	27
Lattice Semiconductor *	821	57
MACOM Technology Solutions Holdings *	923	86
Napco Security Technologies	1,671	57
Q2 Holdings *	1,332	58
Sprout Social, Cl A *	1,247	77
SPS Commerce *	354	69
Vertex, Cl A *	3,319	89
Workiva, Cl A *	247	25
		753
Total Common Stock
(Cost $2,404) (000)		2,544

Total Investments — 97.5%
(Cost $2,404) (000)		$2,544

Percentages are based on Net Assets of $2,610 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2600

RiverPark Floating Rate CMBS Fund December 31, 2023 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 94.5%
Non-Agency Mortgage-Backed Obligation – 94.5%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
7.876%, TSFR1M + 2.514%, 09/15/36 (a) (b)	$500	$477
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
7.827%, TSFR1M + 2.464%, 06/15/38 (a) (b)	1,857	1,778
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
7.721%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,346	2,237
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
7.277%, TSFR1M + 1.914%, 06/15/38 (a) (b)	928	906
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
7.148%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,500	1,446
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
6.577%, TSFR1M + 1.214%, 06/15/38 (a) (b)	427	418
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
6.327%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,460	1,439
BX Trust, Ser 2022-IND, Cl E
9.349%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,546	1,502
BX Trust, Ser 2019-MMP, Cl F
8.198%, TSFR1M + 2.836%, 08/15/36 (a) (b)	2,985	2,770
BX Trust, Ser 2022-PSB, Cl A
7.813%, TSFR1M + 2.451%, 08/15/39 (a) (b)	1,873	1,878
BX Trust, Ser 2021-MFM1, Cl E
7.727%, TSFR1M + 2.364%, 01/15/34 (a) (b)	766	740
BX Trust, Ser 2021-RISE, Cl A
6.224%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,834	1,804

Description	Face Amount (000)	Value (000)
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl E
11.302%, TSFR1M + 5.940%, 10/15/39 (a) (b)	$1,000	$948
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
8.855%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,957
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
7.927%, TSFR1M + 2.564%, 04/15/38 (a) (b)	1,300	1,258
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.358%, TSFR1M + 0.996%, 05/15/36 (a) (b)	1,000	996
MHC Trust, Ser 2021-MHC2, Cl B
6.577%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,336	1,313
MHP, Ser 2022-MHIL, Cl E
7.972%, TSFR1M + 2.611%, 01/15/27 (a) (b)	912	865
MHP, Ser 2021-STOR, Cl F
7.677%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,432
OPG Trust, Ser 2021-PORT F
7.425%, TSFR1M + 2.062%, 10/15/36 (a) (b)	658	629
TTAN, Ser 2021-MHC, Cl D
7.227%, TSFR1M + 1.864%, 03/15/38 (a) (b)	1,544	1,511

Total Commercial Mortgage-Backed Securities
(Cost $29,026) (000)		28,304

Total Investments — 94.5%
(Cost $29,026) (000)		$28,304

RiverPark Floating Rate CMBS Fund December 31, 2023 (Unaudited)

Percentages are based on Net Assets of $29,951 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2023, these securities amounted to $28,304 (000) or 94.5% of Net Assets.

Cl — Class
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-2600